UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

March 31, 2014

Altegris Futures Evolution Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (EVOAX)
Class C (EVOCX)
Class I (EVOIX)
Class N (EVONX)

SUB-ADVISED BY
DoubleLine Capital LP
333 South Grand Avenue
Suite 1800
Los Angeles, CA 90071

888.524.9441 www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the six months ending March 31, 2014, compared to its benchmarks:
			Annualized	Annualized
			Since Inception	Since Inception
	Six Months	One Year	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	6.76%	(1.30)%	N/A	(0.15)%
Altegris Futures Evolution Strategy Fund - Class A with load **	0.66%	(6.97)%	N/A	(2.56)%
Altegris Futures Evolution Strategy Fund - Class C	6.37%	(2.05)%	(1.61)%	N/A
Altegris Futures Evolution Strategy Fund - Class I	6.89%	(1.00)%	N/A	0.12%
Altegris Futures Evolution Strategy Fund - Class N	6.65%	(1.31)%	N/A	(0.19)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.03%	0.07%	0.09%	0.08%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Per the fee table in the Fund's January 28, 2014, the gross annual operating expense ratio is 2.06%, 2.81%, 1.69% and 2.06% for Class A, Class C, Class I and Class N shares respectively. For performance information current to the most recent month-end, please call 1-877-772-5838.

** Class A with load total return is calculated using the maximum sales charge of 5.75%.
*** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index

Holdings by Sector	% of Net Assets
Bonds & Notes
Mortgage Securities	32.9%
Government	7.9%
Financial	7.2%
Banks	5.2%
Consumer, Non-cyclical	4.1%
Asset Backed Securities	7.1%
Energy	3.5%
Consumer, Cyclical	1.8%
Communications	1.6%
Basic Materials	1.5%
Industrial	1.4%
Utilities	0.8%
Diversified	0.7%
Technology	0.5%
Structured Note	5.1%
Unaffiliated Trading Companies	4.7%
Short-Term Investments	1.4%
Other, Cash & Cash Equivalents	12.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	INVESTMENTS - 80.9%
	UNAFFILIATED TRADING COMPANIES - 4.7%
110,052	ISAM Systematic Program Class ISAM (a,b) *			$ 2,737,528
98,776	Winton Diversified Trading Program Class WNTN (a,b) *			10,201,571
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $11,801,294)			12,939,099
Principal Amount ($)			Maturity
	STRUCTURED NOTE - 5.1%
130,000	Barclays Bank PLC Linked Note (a,b) *		1/28/2015	13,774,277
	(Cost - $13,000,000)
		Yield
	BONDS & NOTES - 69.7%
	ADVERTISING - 0.0%
100,000	WPP Finance UK	8.0000%	9/15/2014	103,266

	AEROSPACE/DEFENSE - 0.2%
100,000	Boeing Co.	3.7500	11/20/2016	107,446
213,000	Boeing Co.	6.8750	3/15/2039	294,132
205,000	United Technologies Corp.	3.1000	6/1/2022	204,637
				606,215
	AGRICULTURE - 0.2%
100,000	Altria Group, Inc.	4.1250	9/11/2015	104,791
565,000	Altria Group, Inc.	2.8500	8/9/2022	530,197
				634,988
	AIRLINES - 0.2%
50,000	Southwest Airlines Co.	5.1250	3/1/2017	54,830
371,000	Southwest Airlines Co.	5.7500	12/15/2016	411,933
				466,763
	AUTO MANUFACTURERS - 0.5%
150,000	Daimler Finance North America LLC (c)	1.4500	8/1/2016	151,513
215,000	Daimler Finance North America LLC (c)	1.1250	3/10/2017	213,434
425,000	Ford Motor Co.	7.4500	7/16/2031	545,326
500,000	Metalsa SA DE CV	4.9000	4/24/2023	468,750
100,000	Toyota Motor Credit Corp.	1.7500	5/22/2017	101,453
				1,480,476
	AUTO PARTS & EQUIPMENT - 0.2%
50,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	54,188
50,000	Dana Holding Corp.	5.3750	9/15/2021	52,000
280,000	Delphi Corp.	4.1500	3/15/2024	279,662
50,000	Goodyear Tire & Rubber Co.	7.0000	5/15/2022	55,500
				441,350
	BANKS - 5.2%
800,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC	7.5000	9/26/2019	797,500
525,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	580,399
100,000	Australia & New Zealand Banking Group Ltd. (c)	3.2500	3/1/2016	104,590
200,000	Banco Davivienda SA	2.9500	1/29/2018	197,000
200,000	Banco de Bogota SA	5.0000	1/15/2017	212,250
200,000	Banco de Bogota SA	5.3750	2/19/2023	199,250
500,000	Banco de Bogota SA (c)	5.3750	2/19/2023	498,125
100,000	Banco de Chile	6.2500	6/15/2016	108,582
100,000	Banco de Credito del Peru/Panama	4.7500	3/16/2016	105,500
150,000	Banco de Credito del Peru/Panama (c,d)	6.1250	4/24/2027	155,625
200,000	Banco de Credito e Inversiones	3.0000	9/13/2017	203,278
150,000	Banco del Estado de Chile	2.0000	11/9/2017	149,068
200,000	Banco do Brasil SA/Cayman	3.8750	1/23/2017	206,500

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	BANKS - 5.2% (continued)
200,000	Banco do Brasil SA/Cayman (d)	8.5000%	Perpetual	$ 225,000
100,000	Banco GNB Sudameris SA (c)	3.8750	5/2/2018	96,875
100,000	Banco GNB Sudameris SA	3.8750	5/2/2018	96,875
400,000	Banco Internacional del Peru SAA (d)	8.5000	4/23/2070	426,000
200,000	Banco Nal Costa Rica	4.8750	11/1/2018	202,250
200,000	Banco Santander Chile (d)	1.8366	1/19/2016	198,000
550,000	Bancolombia SA	6.1250	7/26/2020	582,285
550,000	Bank of Montreal	1.4000	9/11/2017	547,267
100,000	Bank of Montreal	1.3000	7/15/2016	100,834
75,000	Bank of Nova Scotia	1.3750	7/15/2016	75,752
100,000	BB&T Corp.	3.2000	3/15/2016	104,368
275,000	BB&T Corp.	2.2500	2/1/2019	274,852
200,000	BBVA Banco Continental SA	3.2500	4/8/2018	201,114
300,000	BBVA Bancomer SA/Texas	6.5000	3/10/2021	324,375
200,000	Caixa Economica Federal	2.3750	11/6/2017	193,000
55,000	CIT Group, Inc.	5.0000	8/15/2022	57,063
25,000	Citigroup, Inc.	1.3500	3/10/2017	24,891
200,000	Corpbanca SA	3.1250	1/15/2018	196,096
250,000	CorpGroup Banking SA (c)	6.7500	3/15/2023	244,375
250,000	CorpGroup Banking SA	6.7500	3/15/2023	244,375
109,000	DBS Bank Ltd. (d)	5.0000	11/15/2019	110,911
250,000	GNB Sudameris Bank SA	7.5000	7/30/2022	258,750
75,000	Goldman Sachs Group, Inc.	5.7500	10/1/2016	83,107
250,000	Goldman Sachs Group, Inc.	5.7500	1/24/2022	283,480
500,000	Industrial Senior Trust	5.5000	11/1/2022	476,875
200,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry (d)	5.0100	9/29/2015	195,000
400,000	Itau Unibanco Holding SA/Cayman Island	5.5000	8/6/2022	400,000
100,000	JPMorgan Chase & Co.	3.1500	7/5/2016	104,645
500,000	JPMorgan Chase & Co.	4.5000	1/24/2022	539,041
575,000	Korea Development Bank	4.3750	8/10/2015	601,959
100,000	Korea Development Bank	3.2500	3/9/2016	104,101
100,000	Morgan Stanley	1.7500	2/25/2016	101,290
275,000	Morgan Stanley	3.7500	2/25/2023	273,257
100,000	National Australia Bank Ltd. (c)	3.0000	7/27/2016	104,756
200,000	OVERSEA-CHINESE BANKING	4.2500	11/18/2019	203,340
175,000	PNC Funding Corp.	4.3750	8/11/2020	189,440
100,000	PNC Funding Corp.	2.7000	9/19/2016	103,937
350,000	PNC Funding Corp.	3.3000	3/8/2022	352,304
200,000	Sberbank of Russia Via SB Capital SA	5.1800	6/28/2019	203,000
200,000	Sberbank of Russia Via SB Capital SA	5.1250	10/29/2022	186,500
400,000	Scotiabank Peru SA (c,d)	4.5000	12/13/2027	366,000
100,000	Vnesheconombank Via VEB Finance PLC	5.4500	11/22/2017	102,120
200,000	VTB Bank OJSC Via VTB Capital SA	6.9500	10/17/2022	199,002
475,000	Wells Fargo & Co.	4.6000	4/1/2021	522,806
75,000	Wells Fargo & Co.	1.5000	7/1/2015	75,873
25,000	Westpac Banking Corp.	2.0000	8/14/2017	25,409
50,000	Westpac Banking Corp.	1.1250	9/25/2015	50,356
				14,150,573
	BEVERAGES - 0.4%
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (c)	3.3750	11/1/2022	331,800
50,000	Anheuser-Bush InBev Worldwide, Inc.	0.8000	7/15/2015	50,166
50,000	Anheuser-Bush InBev Worldwide, Inc.	1.3750	7/15/2017	50,074
280,000	Coca-Cola Co.	1.8000	9/1/2016	286,672
304,000	Diageo Capital PLC	1.5000	5/11/2017	306,039
				1,024,751

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	BIOTECHNOLOGY - 0.3%
100,000	Amgen, Inc.	2.1250%	5/15/2017	$ 101,960
235,000	Celgene Corp.	3.2500	8/15/2022	229,024
100,000	Gilead Sciences, Inc.	3.0500	12/1/2016	105,153
415,000	Gilead Sciences, Inc.	3.7000	4/1/2024	415,174
				851,311
	BUILDING MATERIALS - 0.1%
100,000	Cemex Espana Luxembourg	9.2500	5/12/2020	109,750
200,000	Cemex SAB	4.9760	10/15/2018	211,500
40,000	Louisiana-Pacific Corp.	7.5000	6/1/2020	44,300
				365,550
	CHEMICALS - 0.6%
60,000	Ashland, Inc.	4.7500	8/15/2022	58,875
100,000	Dow Chemical Co.	2.5000	2/15/2016	103,058
315,000	Dow Chemical Co.	3.0000	11/15/2022	299,424
135,000	Ecolab, Inc.	2.3750	12/8/2014	136,689
225,000	Ecolab, Inc.	1.0000	8/9/2015	225,693
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	209,130
55,000	Hexion US Finance Corp.	6.6250	4/15/2020	56,925
200,000	LPG International, Inc.	7.2500	12/20/2015	216,500
200,000	Sociedad Quimica y Minera de Chile SA	6.1250	4/15/2016	213,661
				1,519,955
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.3%
682,988	Fannie Mae REMICS 2005-2 Class S (d,e)	6.4458	2/25/2035	118,499
1,516,593	Fannie Mae REMICS 2006 -126 CS (d,e)	6.5458	1/25/2037	276,451
1,307,618	Fannie Mae REMICS 2006-99 AS (d,e)	6.4258	10/25/2036	204,812
1,315,222	Fannie Mae REMICS 2006-119 PS (d,e)	6.5458	12/25/2036	196,050
950,143	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	976,689
1,263,886	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	1,308,432
701,417	Fannie Mae REMICS 2010-115 SE (d,e)	5.8458	10/25/2040	122,721
626,288	Fannie Mae REMICS 2010-142 SC (d,e)	6.4458	12/25/2040	123,588
531,410	Fannie Mae REMICS 2010-134 CS (d,e)	6.5258	12/25/2025	88,121
531,410	Fannie Mae REMICS 2010-134 SE (d,e)	6.4958	12/25/2025	84,444
587,312	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	639,147
258,411	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	255,424
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	614,818
447,524	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	487,240
423,472	Fannie Mae REMICS 2013-6 ZH (e)	1.5000	2/25/2043	307,872
1,522,873	Fannie Mae REMICS 2013-74 YS (d,e)	5.7686	7/25/2043	1,121,596
497,037	Fannie Mae REMICS 2013-115 NS (d,e)	11.5887	11/25/2043	505,707
824,345	Fannie Mae REMICS 2013-122 DS (d,e)	5.2149	7/25/2043	649,786
840,805	Freddie Mac REMICS 2663 ZP (e)	5.0000	8/15/2033	918,696
314,675	Freddie Mac REMICS 2909 Z (e)	5.0000	12/15/2034	344,459
579,818	Freddie Mac REMICS 3257 SI (d,e)	6.1650	12/15/2036	88,143
2,256,671	Freddie Mac REMICS 3404 SA (d,e)	5.8450	1/15/2038	343,294
1,808,787	Freddie Mac REMICS 3753 SB (d,e)	5.8450	11/15/2040	331,113
934,795	Freddie Mac REMICS 3770 SP (d,e)	6.3450	11/15/2040	120,468
748,723	Freddie Mac REMICS 3818 JA (e)	4.5000	1/15/2040	777,406
1,073,557	Freddie Mac REMICS 3926 FS (d,e)	6.4250	9/15/2041	226,997
533,085	Freddie Mac REMICS 3957 DZ (e)	3.5000	11/15/2041	498,633
346,742	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	320,138
1,017,505	Freddie Mac REMICS 4229 MS (d,e)	7.4288	7/15/2043	903,036
681,578	Freddie Mac REMICS 4259 GS (d,e)	11.5867	10/15/2043	700,808
631,754	Freddie Mac REMICS 4259 SJ (d,e)	11.5867	10/15/2043	632,433

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.3% (continued)
2,951,661	Government National Mortgage Association 2013-188MS (d)	5.3950%	12/16/2043	$ 401,703
956,689	Government National Mortgage Association 2013-148DS (d)	5.5250	10/16/2043	131,116
2,030,176	Government National Mortgage Association 2013-119TZ	3.0000	8/20/2043	1,656,552
943,606	Government National Mortgage Association 2013-120GS (d)	5.2119	8/20/2043	739,059
				17,215,451
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 12.1%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1343	6/25/2035	438,507
489,022	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	397,586
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)	5.6500	3/25/2058	1,673,778
499,295	Banc of America Funding 2006-3A1 Trust (d)	5.7500	3/25/2036	466,068
670,002	Banc of America Funding 2012-R4 A Trust (c,d)	0.4145	3/4/2039	655,290
1,593,476	Banc of America Mortgage 2007-1 Trust 2007-1 2A17	6.0000	1/25/2037	1,561,826
405,618	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	407,746
1,450,061	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	1,382,557
1,281,752	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	1,207,470
179,503	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	179,051
594,112	Citicorp Mortgage Securities Trust Series 2007-6 1A5	6.0000	7/25/2037	604,350
401,943	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	395,699
555,516	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	563,326
884,684	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	775,293
152,551	CSMC Series 2009-13R 2A1 (c)	6.0000	1/26/2037	158,329
937,108	CSMC Series 2010-4R 3A17 (c,d)	6.9611	6/26/2037	889,540
861,119	CSMC Trust 2013-3R 1A1 (c,d)	1.2855	4/27/2035	822,209
485,400	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.2494	5/25/2035	414,736
484,031	GSR Mortgage Loan Trust 2004-2F	5.5000	9/25/2019	497,969
2,554,351	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	2.8244	1/25/2036	2,241,916
867,637	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.3943	7/25/2035	790,937
219,831	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	217,476
1,210,079	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	1,055,965
189,789	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	2.1207	7/26/2036	194,314
326,207	Jp Morgan Resecuritization Trust Series 2011-2 6A11 (c,d)	5.5000	12/26/2035	324,633
106,772	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	109,158
378,583	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.4344	6/25/2036	325,667
732,194	Morgan Stanley Mortgage Loan Trust 2006-11	6.0000	8/25/2036	595,444
584,842	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	609,727
476,649	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	401,243
1,947,861	Prime Mortgage Trust 2006-DR1 2A1 (c)	5.5000	5/25/2035	1,946,631
555,971	RALI Series 2006-QA1 A21 Trust (d)	3.7280	1/25/2036	420,976
590,392	RALI Series 2006-QS10 A9 Trust	6.5000	8/25/2036	506,100
807,553	RALI Series 2006-QS6 A9 Trust	6.2500	4/25/2037	658,975
593,813	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	527,728
920,168	Residential Asset Securitization Trust 2007-A1 1A2	6.0000	3/25/2037	710,838
706,370	Residential Asset Securitization Trust 2007-A3 1A1 (d)	0.6043	4/25/2037	471,050
92,135	Residential Asset Securitization Trust 2007-A3 1A2 (d)	45.2007	4/25/2037	190,978
116,985	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	116,854
454,910	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	410,870
788,620	RFMSI Series 2006-S7 A3 Trust	6.2500	8/25/2036	708,752
311,651	RFMSI Series 2006-S7 A3 Trust	6.2500	8/25/2036	280,092
1,427,534	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	1,317,376
505,911	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	459,176

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 12.1% (continued)
1,368,800	RFMSI Series 2007-S6 1A11 Trust	6.0000%	6/25/2037	$ 1,208,386
216,789	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.1284	6/25/2034	244,727
639,884	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 (d)	5.4239	9/25/2036	636,359
1,024,889	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	1,048,330
289,201	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000	9/25/2037	296,071
638,210	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust	6.0000	6/25/2037	607,781
				33,125,860
	COMMERCIAL MBS - 6.4%
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN B (c,d)	1.7550	8/15/2029	100,063
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN D (c,d)	2.8550	8/15/2029	100,271
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	54,565
200,000	Banc of America Commercial Mortgage Trust 2007-2 AM (d)	5.6108	4/10/2049	220,999
250,000	Banc of America Commercial Mortgage Trust 2007-4 AM (d)	5.8920	2/10/2051	277,496
72,630	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4	4.6740	6/11/2041	75,144
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)	5.0050	2/13/2042	103,193
194,370	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)	1.3050	8/15/2026	194,370
250,000	Boca Hotel Portfolio Trust 2013 BOCA D (c,d)	3.2050	8/15/2026	250,337
340,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)	5.3660	12/11/2049	356,485
1,955,932	CD 2007-CD5 XP Mortgage Trust (c,d)	0.1663	11/15/2044	2,609
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7827	3/15/2049	53,981
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM	5.4620	10/15/2049	141,962
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1325	12/10/2049	280,209
982,150	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.2335	9/10/2045	110,272
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.7934	6/10/2046	322,889
100,000	COMM 2006-C8 AM Mortgage Trust	5.3470	12/10/2046	109,423
259,877	COMM 2006-FL12 B Mortgage Trust (c,d)	0.3250	12/15/2020	258,654
250,000	COMM 2013-FL3 Mortgage Trust	4.4050	10/13/2028	249,812
200,000	COMM 2014-CCRE15 Mortgage Trust	4.7690	2/10/2047	183,298
1,968,417	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.1934	10/15/2045	238,275
250,000	Commercial Mortgage Trust 2006-FL4A D (c)	0.4253	11/5/2021	246,593
250,000	Commercial Mortgage Trust 2006-FL4A G (c,d)	0.5753	11/5/2021	239,093
250,000	Commercial Mortgage Trust 2007-GG11 AM (d)	5.8670	12/10/2049	274,666
250,000	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	268,941
250,000	Commercial Mortgage Trust 2007-GG9 AMFX (d)	5.4750	3/10/2039	267,108
250,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)	5.4660	2/15/2039	258,378
350,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)	5.7922	6/15/2038	380,144
825,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM	5.5090	9/15/2039	887,783
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	296,450
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 AM	5.9711	9/15/2039	267,733
263,000	Credit Suisse Commercial Mortgage Trust Series 2005-C2 AMFX	4.8770	4/15/2037	265,386
38,522	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)	6.7500	11/15/2030	39,837
550,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA G (c,d)	0.5250	2/15/2022	538,388
247,591	Credit Suisse Mortgage Capital Certificates 2006-TF2A A2 (c,d)	0.3350	4/15/2022	245,463
184,329	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERB (c,d)	0.3250	10/15/2021	183,557
213,125	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERE (c,d)	0.6050	9/15/2021	210,757
255,750	Credit Suisse Mortgage Capital Certificates 2007-TF2A A1 (c,d)	0.7550	9/15/2021	251,271
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	268,937
200,000	DBRR 2012- EZ1 B Trust (b,c)	1.3930	9/25/2045	200,140
300,000	GS Mortgage Securities Corp. II 2013-KYO A (c,d)	1.0044	11/8/2029	300,861
300,000	GS Mortgage Securities Trust 2006-GG8 AJ	5.6220	11/10/2039	297,038
300,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-PHH A (c,d)	1.8211	10/15/2025	301,134
250,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CIBC 12 (c,d)	4.9666	9/12/2037	248,254
250,999	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2 (c,d)	0.3850	11/15/2018	239,981

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 6.4% (continued)
1,467,528	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5427%	5/15/2045	$ 17,144
71,141	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 ASB	5.8570	2/15/2051	75,827
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)	6.0316	2/15/2051	278,872
980,946	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)	1.9867	5/15/2045	97,105
2,403,115	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.1494	10/15/2045	266,734
974,789	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	2.0028	6/15/2045	93,322
200,000	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 D (c,d)	2.5050	4/15/2028	198,090
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	186,428
24,788	Landmark CDO 2005-1X A2L	0.6880	6/1/2017	24,826
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8679	7/15/2044	278,099
250,000	LB-UBS Commercial Mortgage Trust 2005-C2 AJ	5.2050	4/15/2030	258,561
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM	4.7940	7/15/2040	104,071
250,000	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)	5.3230	11/15/2040	262,128
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 AM (c,d)	5.3780	11/15/2038	271,917
2,289,978	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.6348	11/15/2038	34,764
1,908,315	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6348	11/15/2038	29,317
250,000	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)	5.2829	11/12/2037	262,728
300,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)	5.6569	5/12/2039	303,309
250,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	266,521
981,378	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.8826	8/15/2045	89,629
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)	0.5850	7/15/2019	232,698
181,883	Morgan Stanley Capital I, Inc. 2007-XLF9 J (c,d)	2.2550	12/15/2020	179,544
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AM (d)	5.2076	11/14/2042	261,690
250,000	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)	5.2015	9/15/2042	261,157
250,000	Morgan Stanley Capital I Trust 2005-T19 AJ (d)	4.9850	6/12/2047	259,568
250,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	272,211
960,090	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)	0.9311	9/15/2047	21,132
255,000	RBS Greenwich Capital Mortgage Loan Trust 2010-MB1 C (c,d)	4.6882	4/15/2024	262,342
26,284	SMA Issuer I LLC 2012-LV1 A (c)	3.5000	8/20/2025	26,248
1,953,426	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.1618	8/10/2049	233,833
250,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	250,866
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	251,879
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.3550	12/15/2043	292,467
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9533	2/15/2051	277,196
1,466,950	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2462	11/15/2045	177,887
982,511	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.2247	8/15/2045	111,268
				17,433,578
	COMMERCIAL SERVICES - 0.1%
55,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.5000	4/1/2023	55,413
50,000	RR Donnelley & Sons	7.8750	3/15/2021	57,250
55,000	Safeway Group Holdings LLC / Safeway Finance Corp. (c)	7.0000	5/15/2018	58,575
55,000	Service Corp. International/US (c)	5.3750	1/15/2022	55,687
50,000	United Rentals North America Inc.	7.6520	4/15/2022	56,063
				282,988
	COMPUTERS - 0.0%
100,000	Hewlett-Packard Co.	3.3000	12/9/2016	105,175

	COSMETICS/PERSONAL CARE - 0.0%
50,000	Procter & Gamble Co.	3.1500	9/1/2015	51,889
55,000	Revlon Consumer Products Corp. (c)	5.7500	2/15/2021	55,275
				107,164
	DISTRIBUTION/WHOLESALE - 0.1%
250,000	Arrow Electronics, Inc.	3.3750	11/1/2015	257,994
50,000	HD Supply, Inc. (c)	7.5000	7/15/2020	54,562
				312,556

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
50,000	American Express Credit Corp.	1.7500%	6/12/2015	$ 50,694
50,000	American Express Credit Corp.	1.3000	7/29/2016	50,389
320,000	American Express Credit Corp.	2.1250	7/27/2018	321,491
215,000	American Express Credit Corp.	2.1250	3/18/2019	214,130
150,000	Bantrab Senior Trust	9.0000	11/14/2020	145,200
300,000	Cementos Progreso Trust	7.1250	11/6/2023	313,500
515,000	General Electric Capital Corp.	2.9000	1/9/2017	538,909
50,000	General Electric Capital Corp.	1.6250	7/2/2015	50,680
55,000	Icahn Enterprises LP (c)	4.8750	3/15/2019	55,963
100,000	John Deere Capital Corp.	1.4000	3/15/2017	100,697
498,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	671,466
50,000	National Rural Utilities Cooperative Finance Corp.	3.8750	9/16/2015	52,350
55,000	Nuveen Investments, Inc. (c)	9.5000	10/15/2020	58,575
242,066	Peru Enhanced Pass-Through Finance Ltd.	-	5/31/2018	225,121
200,000	PTTEP Australia International Finance Pty Ltd.	4.1520	7/19/2015	206,275
		4.3750	3/13/2018	3,055,440
	ELECTRIC - 0.8%
400,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (c)	9.5000	11/12/2020	425,500
275,000	Duke Energy Corp.	3.5500	9/15/2021	280,885
100,000	Duke Energy Corp.	2.1500	11/15/2016	102,700
200,000	Empresas Publicas de Medellin ESP	7.6250	7/29/2019	238,000
200,000	Instituto Costarricense de Electricidad (c)	6.9500	11/10/2021	212,000
350,000	MidAmerican Energy Holdings Co.	6.5000	9/15/2037	432,844
100,000	Southern Co.	1.9500	9/1/2016	102,426
378,000	Southern Power Co.	4.8750	7/15/2015	397,373
				2,191,728
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Andrade Gutierrez International SA	4.0000	4/30/2018	199,000
300,000	OAS Financial Ltd. (c,d)	8.8750	Perpetual	282,000
				481,000
	ENTERTAINMENT - 0.0%
50,000	Cinemark USA, Inc.	7.3750	6/15/2021	55,438

	ENVIRONMENTAL CONTROL - 0.2%
265,000	Waste Management, Inc.	6.1250	11/30/2039	320,658
100,000	Waste Management, Inc.	2.6000	8/29/2011	103,559
				424,217
	FOOD - 1.7%
200,000	Cencosud SA (c)	4.8750	1/20/2023	193,464
300,000	Cencosud SA	4.8750	1/20/2023	290,195
150,000	Corp Azucarera del Peru SA	3.2000	1/25/2023	135,938
250,000	Corp Pesquera Inca SAC	9.0000	2/10/2017	252,500
100,000	Corp Pesquera Inca SAC (c)	9.0000	2/10/2017	101,000
200,000	Cosan Luxembourg SA (c)	5.0000	3/14/2023	188,000
400,000	ESAL GMBH	6.2500	2/5/2023	380,000
400,000	ESAL GmbH (c)	6.2500	2/5/2023	378,000
100,000	General Mills, Inc.	5.7000	2/15/2017	112,013
55,000	Hawk Acquisition Sub, Inc. (c)	4.2500	10/15/2020	54,106
155,000	Kellogg Co.	7.4500	4/1/2031	204,379
100,000	Kellogg Co.	1.7500	5/17/2017	100,702
50,000	Kroger Co.	2.2000	1/15/2017	51,144
395,000	Kroger Co.	3.4000	4/15/2022	390,767

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	FOOD - 1.7% (continued)
200,000	Minerva Luxembourg SA	7.7500%	1/31/2023	$ 204,800
250,000	Minerva Luxembourg SA (c)	7.7500	1/31/2023	256,000
100,000	Mondelez International, Inc.	4.1250	2/9/2016	105,694
200,000	Pesquera Exalmar S.A.A. (c)	7.3750	1/31/2020	181,750
200,000	Pesquera Exalmar S.A.A.	7.3750	1/31/2020	181,750
55,000	Post Holdings, Inc. (c)	7.3750	2/15/2022	59,125
150,000	Sigma Alimentos SA de CV	5.6250	4/14/2018	162,938
55,000	Smithfield Foods, Inc. (c)	5.8750	8/1/2021	57,062
520,000	Tyson Foods, Inc.	4.5000	6/15/2022	542,432
				4,583,759
	FOREIGN GOVERNMENT - 0.2%
200,000	Banco Nacional de Desenvolvimento Economico e Social	6.3690	6/16/2018	223,500
410,000	Mexico Government International Bond	4.0000	10/2/2023	414,100
				637,600
	FOREST PRODUCTS & PAPER - 0.1%
200,000	Inversiones CMPC SA	4.7500	1/19/2018	211,047

	HEALTHCARE-PRODUCTS - 0.4%
55,000	Alere, Inc.	6.5000	6/15/2020	57,750
150,000	Baxter International Inc.	3.2000	6/15/2023	146,315
90,000	Becton Dickinson and Co.	3.2500	11/12/2020	92,254
275,000	Becton Dickinson and Co.	3.1250	11/8/2021	279,105
55,000	Biomet, Inc.	6.5000	8/1/2020	59,235
370,000	Covidien International Finance SA	2.9500	6/15/2023	350,615
				985,274
	HEALTHCARE-SERVICES - 0.3%
55,000	Davita HealthCare Partners, Inc.	5.7500	8/15/2022	58,506
30,000	HCA, Inc.	3.7500	3/15/2019	30,113
50,000	IASIS Healthcare LLC / IASIS Capital Corp.	8.3750	5/15/2019	53,375
55,000	Select Medical Corp.	6.3750	6/1/2021	55,825
110,000	WellPoint, Inc.	5.2500	1/15/2016	118,180
532,000	WellPoint, Inc.	2.3000	7/15/2018	533,472
				849,471
	HOLDING COMPANIES-DIVERSIFIED - 0.7%
700,000	Grupo KUO SAB De CV	6.2500	12/4/2022	714,000
100,000	Noble Group Ltd.	6.6250	8/5/2020	106,000
600,000	Noble Group Ltd.	6.7500	1/29/2020	648,000
400,000	Odebrecht Finance Ltd.	7.5000	Perpetual	403,000
200,000	SMU SA (c)	7.7500	2/8/2020	139,000
				2,010,000
	HOME BUILDERS - 0.0%
55,000	Toll Brothers Finance Corp.	5.8750	2/15/2022	58,850
55,000	WCI Communities, Inc. (c)	6.8750	8/15/2021	57,063
				115,913
	HOME EQUITY ABS - 1.2%
288,457	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)	0.3543	12/25/2035	226,671
1,257,196	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	1,261,243
416,854	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	333,598
489,320	GSAA Trust 2005-7 AF2 (d)	4.4760	5/25/2035	504,189
687,481	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	0.8593	3/25/2035	684,062
261,193	RASC Series 2005-KS4 M1 Trust (d)	0.5643	5/25/2035	259,679
				3,269,442

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	HOUSEHOLD PRODUCTS/WARES - 0.0%
55,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu	5.7500%	10/15/2020	$ 57,613
51,000	Spectrum Brands Escrow Corp. (c)	6.6250	11/15/2022	55,526
				113,139
	INSURANCE - 0.4%
25,000	Berkshire Hathaway, Inc.	0.9500	8/15/2016	25,129
75,000	Berkshire Hathaway, Inc.	2.2000	8/15/2016	77,492
270,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	319,892
75,000	MetLife, Inc.	6.3750	6/15/2034	94,263
50,000	MetLife, Inc.	5.7000	6/15/2035	57,944
475,000	MetLife, Inc.	4.1280	8/13/2042	446,161
100,000	Metropolitan Life Global Funding I (c)	2.5000	9/29/2015	102,730
				1,123,611
	INTERNET - 0.1%
100,000	eBay, Inc.	0.7000	7/15/2015	100,371
50,000	Equinix, Inc.	7.0000	7/15/2021	55,750
				156,121
	INVESTMENT COMPANIES - 0.2%
200,000	Grupo Aval Ltd.	5.2500	2/1/2017	211,000
300,000	Grupo Aval Ltd. (c)	4.7500	9/26/2022	289,500
				500,500
	IRON/STEEL - 0.1%
150,000	Glencore Funding LLC (c)	2.5000	1/15/2019	144,846

	LEISURE TIME - 0.0%
30,000	NCL Corp. Ltd.	5.0000	2/15/2018	31,125

	LODGING - 0.2%
100,000	Marriott International, Inc.	6.2000	6/15/2016	109,719
50,000	MGM Resorts International	6.6250	12/15/2021	55,000
260,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	289,250
				453,969
	MACHINERY-CONSTRUCTION & MINING - 0.2%
100,000	Caterpillar Financial Services Corp.	1.3500	9/6/2016	101,053
300,000	Ferreycorp SAA (c)	4.8750	4/26/2020	287,625
55,000	Terex Corp.	6.0000	5/15/2021	58,850
				447,528
	MACHINERY-DIVERSIFIED - 0.3%
400,000	Braskem America Finance	6.4500	2/3/2024	383,500
468,294	Ena Norte Trust	4.9500	4/25/2023	474,147
50,000	Manitowoc Co.,Inc.	8.5000	11/1/2020	56,125
				913,772
	MEDIA - 0.4%
50,000	Comcast Corp.	6.5000	1/15/2015	52,293
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.4000	3/15/2017	102,183
285,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.4500	4/1/2024	285,804
50,000	Gray Television, Inc.	7.5000	10/1/2020	54,250
200,000	Grupo Televisa SAB	6.0000	5/15/2018	224,260
125,000	Thomson Reuters Corp.	1.3000	2/23/2017	124,447
350,000	TV Azteca SAB de CV	7.6250	9/18/2020	366,625
				1,209,862
	MINING - 0.7%
500,000	Cia Minera Milpo SAA (c)	4.6250	3/28/2023	463,125
200,000	Fresnillo PLC (c)	5.5000	11/13/2023	201,000
500,000	Southern Copper Corp.	5.2500	11/8/2042	428,078
200,000	Vedanta Resources PLC	8.2500	6/7/2021	212,000
600,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	598,500
				1,902,703

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	MISCELLANEOUS MANUFACTURING - 0.1%
53,000	Illinois Tool Works, Inc.	6.2500%	4/1/2019	$ 62,875
230,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	235,186
				298,061
	MULTI-NATIONAL - 0.2%
635,000	Corp Andina de Fomento	3.7500	1/15/2016	661,983

	OFFICE/BUSINESS EQUIPMENT - 0.1%
323,000	Xerox Corp.	4.2500	2/15/2015	332,802

	OIL & GAS - 2.8%
50,000	BP Capital Markets PLC	3.1250	10/1/2015	51,864
250,000	BP Capital Markets PLC	2.5000	11/6/2022	233,098
25,000	BP Capital Markets PLC	4.7500	3/10/2019	27,830
230,000	ConocoPhillips	6.5000	2/1/2039	302,244
50,000	ConocoPhillips	4.6000	1/15/2015	51,616
125,000	Devon Energy Corp.	6.3000	1/15/2019	146,398
420,000	Devon Energy Corp.	4.0000	7/15/2021	439,004
100,000	Devon Energy Corp.	1.8750	5/15/2017	100,725
142,260	Dolphin Energy Ltd.	5.8880	6/15/2019	158,762
200,000	Gazprom Neft OAO Via GPN Capital SA (c)	6.0000	11/27/2023	196,000
900,000	Gazprom OAO Via Gaz Capital SA	4.9500	2/6/2028	767,250
200,000	Lukoil International Finance BV	3.4160	4/24/2018	194,550
800,000	Lukoil International Finance BV	4.5630	4/24/2023	732,000
195,000	Marathon Petroleum Corp.	5.1250	3/1/2021	216,810
55,000	Newfield Exploration Co.	5.7500	1/30/2022	58,437
55,000	Oasis Petroleum, Inc. (c)	6.8750	3/15/2022	59,537
150,000	Pacific Rubiales Energy Corp.	7.2500	12/12/2021	164,625
450,000	Pacific Rubiales Energy Corp.	5.1250	3/28/2023	437,625
250,000	Pacific Rubiales Energy Corp. (c)	5.1250	3/28/2023	243,125
200,000	Pacific Rubiales Energy Corp. (c)	5.3750	1/26/2019	207,500
516,000	Pemex Project Funding Master Trust	6.6250	6/15/2035	572,760
350,000	Petrobras Global Finance BV	1.8546	5/20/2016	346,063
150,000	Petrobras Global Finance BV (d)	4.3750	5/20/2023	137,253
50,000	Phillips 66	1.9500	3/5/2015	50,583
250,000	Phillips 66	5.8750	5/1/2042	289,233
200,000	Roseneft Finance SA	7.8750	3/13/2018	223,500
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd.	3.1490	3/6/2017	196,500
450,000	Rosneft Oil Co. via Rosneft International Finance Ltd.	4.1990	3/6/2022	400,500
45,000	SM Energy Co. (c)	5.0000	1/15/2024	43,762
55,000	Ultra Petroleum Corp. (c)	5.7500	12/15/2018	57,750
100,000	Valero Energy Corp.	4.5000	2/1/2015	103,232
245,000	Valero Energy Corp.	6.1250	2/1/2020	284,487
				7,494,623
	OIL & GAS SERVICES - 0.1%
240,000	Halliburton Co.	6.1500	9/15/2019	283,947

	OTHER ABS - 5.9%
250,000	Apidos CDO III 2006-3A A1 (c,d)	1.2339	4/17/2026	250,000
292,693	Apidos CDO 2013-16A X (c,d)	0.4944	6/12/2020	291,335
500,000	Apidos CDO 2014-17A X (c,d)	1.2556	1/19/2025	500,026
250,000	Ares Clo Ltd. 2014-A4 D (c,d)	5.0344	4/17/2026	229,760
92,625	Atrium IV 4A A2 (c,d)	0.4851	6/8/2019	92,217
250,000	Avalon IV Capital Ltd. 2012-1A D (c,d)	5.2379	4/17/2023	251,250
250,000	Avery Point Clo Ltd. 2014-1A X (c,d)	1.2345	4/25/2026	250,000
250,000	Avery Point Clo Ltd. 2014-1A D (c,d)	3.7345	4/25/2026	240,125
500,000	Babson CLO, Inc. 2005- 2A A2 (c,d)	0.6366	7/20/2019	492,761
237,850	Babson CLO, Inc. 2005- 3A (c,d)	0.4869	11/10/2019	236,547
466,636	Babson CLO Ltd. 2007-IX A2A (d)	0.4410	1/18/2021	461,334

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	OTHER ABS - 5.9% (Continued)
250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.3366%	4/20/2025	$ 246,540
366,362	Black Diamond CLO 2005-1A AI Delaware Corp. (c,d)	0.5049	6/20/2017	363,193
364,048	BlackRock Senior Income Series IV (c,d)	0.4766	4/20/2019	359,325
500,000	BlueMountain CLO Ltd. 2005-1A A2 (c,d)	0.6059	11/15/2017	497,837
250,000	Carlyle Global Market Strategies CLO Ltd. 2013-2A D (c,d)	3.9866	4/18/2025	246,617
374,137	Carlyle High Yield Partners VIII Ltd. (c,d)	0.4736	5/21/2021	371,413
319,208	Carrington Mortgage Loan Trust Series 2007-RFC1 (d)	0.2043	12/25/2036	312,967
500,000	CENT CLO LP 2013-20A Class C (c,d)	3.2444	1/25/2026	499,710
2,000,000	Citigroup Mortgage Loan Trust 2007-WFH2 (d)	0.3343	3/25/2037	1,882,972
287,845	ColumbusNova CLO Ltd. 2005-15 1AF6 (c,d)	0.4859	5/16/2019	285,154
419,320	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.6787	4/25/2036	422,221
56,942	Dryden VIII Leveraged Loan CDO 2005 (c,d)	0.4856	5/22/2017	56,938
149,489	Eaton Vance CDO IX Ltd. 2007 9A A2 (c,d)	0.4666	4/20/2019	148,858
203,688	Gannett Peak CLO Ltd. 2006-1A A1A (c,d)	0.4886	10/27/2020	203,248
250,000	GLG One Hill CLO 2013-1A A (c,d)	1.3589	7/15/2025	244,993
500,000	Halcyon Loan Advisors Funding 2012-1A D Ltd. (c,d)	5.7359	8/15/2023	491,596
354,734	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)	0.2643	5/25/2037	342,024
420,644	KKR Financial CLO 2007-1A A (c,d)	0.5859	5/15/2021	413,248
500,000	LCM Ltd. Partnership 12A A (c,d)	1.7066	10/19/2022	498,955
250,000	LCM Ltd. Partnership 14A D (c,d)	3.7389	7/15/2025	242,956
250,000	LCM Ltd. Partnership 15A A (c,d)	1.7349	8/25/2024	249,989
250,000	Marea CLO Ltd. 2012-1A E (c,d)	6.3389	10/16/2023	250,984
349,649	Morgan Stanley Capital I, Inc. Trust 2006-NC2 A2C (d)	0.3343	2/25/2036	346,072
145,335	Moselle CLO 2005-A A1L (c,d)\	0.4929	1/6/2020	144,920
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	1.3565	6/2/2025	244,676
402,547	NewMark Capital Funding 2013-1 CLO Ltd. (c,d)	0.4769	8/8/2020	397,362
250,000	Ocean Trails CLO IV 2013-4A A (c,d)	1.5366	8/13/2025	247,620
500,000	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	1.5999	11/4/2038	477,500
1,021,852	RAMP Series 2006-RS4 A3 Trust (d)	0.3243	7/25/2036	961,162
406,860	RASC Series 2007-KS2 AI2 Trust (d)	0.2743	2/25/2037	392,906
367,265	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)	5.0000	3/25/2035	378,188
93,570	Vitesse CLO Ltd. 2006-1A A1L (c,d)	0.4859	8/17/2020	93,124
482,891	Westwood CDO Ltd. 2006-X A1 (d)	0.4729	3/25/2021	476,701
				16,087,324
	PACKAGING & CONTAINERS - 0.0%
50,000	Sealed Air Corp. (c)	6.5000	12/1/2020	55,125

	PHARMACEUTICALS - 0.5%
500,000	CFR International SpA	5.1250	12/6/2022	483,003
50,000	Forest Laboratories, Inc. (c)	2.1000	2/12/2015	50,637
50,000	Mylan, Inc. (c)	4.3750	2/1/2019	52,625
100,000	Express Scripts Holdings Co.	1.8000	6/24/2016	101,378
270,000	Novartis Capital Corp.	3.4000	5/6/2024	269,673
240,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	223,051
50,000	Valeant Pharmaceuticals International, Inc. (c)	7.5000	7/15/2021	56,250
				1,236,617
	PIPELINES - 0.5%
60,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. (c)	4.7500	11/15/2021	57,000
100,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	111,471
215,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	257,481
100,000	ONEOK Partners LP	3.2500	2/1/2016	103,971
261,000	ONEOK Partners LP	6.1250	2/1/2041	292,992
55,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	8.2500	4/15/2018	57,475
55,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.5000	4/15/2023	55,413
290,000	TransCanada Pipelines Ltd.	4.6250	3/1/2034	296,410
				1,232,213

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	REFINING & MARKETING - 0.1%
400,000	Reliance Industries LTD.	5.8750%	Perpetual	$ 367,000

	REITS - 0.3%
245,000	Boston Properties LP	4.1250	5/15/2021	257,174
30,000	MPT Operating Partnership LP / MPT Finance Corp.	6.3750	2/15/2022	32,100
100,000	Simon Property Group LP	5.2500	12/1/2016	110,061
150,000	Simon Property Group LP	4.3750	3/1/2021	163,179
100,000	Simon Property Group LP	4.1250	12/1/2021	106,574
				669,088
	RETAIL - 0.5%
200,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	207,000
280,000	Macy's Retail Holdings, Inc.	2.8750	2/15/2023	262,173
200,000	Maestro Peru SA	6.7500	9/26/2019	178,500
55,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	58,163
510,000	Wal-Mart Stores, Inc.	3.2500	10/25/2020	529,513
100,000	Wal-Mart Stores, Inc.	0.6000	4/11/2016	99,960
				1,335,309
	SOFTWARE - 0.3%
50,000	Activision Blizzard, Inc. (c)	5.6250	9/15/2021	53,500
245,000	Microsoft Corp.	2.1250	11/15/2022	226,801
125,000	Oracle Corp.	1.2000	10/15/2017	124,018
435,000	Oracle Corp.	2.3750	1/15/2019	440,182
				844,501
	TELECOMMUNICATIONS - 1.1%
50,000	AT&T, Inc.	2.5000	8/15/2015	51,242
300,000	AT&T, Inc.	5.3500	9/1/2040	306,580
450,000	British Telecommunications PLC	5.9500	1/15/2018	513,437
50,000	Intelsat Luxembourg SA	7.7500	6/1/2021	52,625
315,000	Koninklijke KPN NV	8.3750	10/1/2030	424,600
300,000	Motorola Solutions, Inc.	6.0000	11/15/2017	342,913
385,000	Orange SA	2.7500	9/14/2016	399,063
200,000	PCCW-HKT Capital No. 4 Ltd.	4.2500	2/24/2016	210,072
55,000	SBA Communications Corp.	5.6250	10/1/2019	57,613
380,000	Verizon Communications, Inc.	2.5000	9/15/2016	393,479
200,000	VimpelCom Holdings BV (c)	5.9500	2/13/2023	183,000
				2,934,624
	TOYS/GAMES/HOBBIES - 0.1%
260,000	Mattel, Inc.	2.5000	11/1/2016	268,351

	TRANSPORTATION - 0.1%
235,000	Burlington Northern Santa Fe LLC	3.0000	3/15/2023	221,798

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
190,985	Fannie Mae Pool 985190 (e)	6.0000	8/1/2038	212,373
171,723	Fannie Mae Pool AB3850 (e)	4.0000	11/1/2041	176,944
7,347,875	Fannie Mae Pool AB9037 (e)	3.0000	4/1/2038	7,101,282
172,184	Fannie Mae Pool AD0500 (e)	5.5000	9/1/2036	191,334
220,488	Fannie Mae Pool AI6658 (e)	4.0000	8/1/2041	227,193
339,054	Fannie Mae Pool AL1793 (e)	6.0000	1/1/2041	377,023
439,771	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	472,620
4,776,110	Fannie Mae Pool MA0919 (e)	3.5000	12/1/2031	4,798,995
605,798	Fannie Mae Pool MA0949 (e)	3.5000	1/1/2032	608,700
221,836	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	233,960
3,632,537	Fannie Mae Pool MA1117 (e)	3.5000	7/1/2042	3,622,899
2,867,104	Fannie Mae Pool MA1459 (e)	3.0000	6/1/2033	2,790,692
449,818	Fannie Mae Pool MA3894 (e)	4.0000	9/1/2031	472,563
334,788	Freddie Mac Gold Pool G06954	6.0000	5/1/2040	371,200
439,034	Freddie Mac Gold Pool N70081	5.5000	7/1/2038	482,596
				22,140,374

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)				Yield	Maturity	Value
	U.S. GOVERNMENT OBLIGATIONS - 6.5%
610,000	United States Treasury Note			0.8750%	12/31/2016	$ 611,430
380,000	United States Treasury Note			0.7500	6/30/2017	376,437
180,000	United States Treasury Note			0.7500	12/31/2017	176,498
1,130,000	United States Treasury Note			1.5000	1/31/2019	1,120,113
3,290,000	United States Treasury Note			1.0000	8/31/2019	3,138,864
3,320,000	United States Treasury Note			1.8750	6/30/2020	3,269,941
4,280,000	United States Treasury Note			1.6250	8/15/2022	3,979,732
2,440,000	United States Treasury Note			2.7500	11/15/2023	2,451,056
2,400,000	United States Treasury Note			3.7500	8/15/2041	2,500,500
						17,624,571

	TOTAL BONDS & NOTES (Cost - $189,738,919)					190,183,786

	SHORT-TERM INVESTMENTS - 1.4%
	U.S. GOVERNMENT OBLIGATIONS - 1.4%
2,950,000	United States Treasury Note			0.2500	5/31/2014	2,950,920
800,000	United States Treasury Note			0.1250	7/31/2014	800,156
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,751,007)					3,751,076

	TOTAL INVESTMENTS - 80.9% (Cost - $218,291,220) (g)					$ 220,648,238
	OTHER ASSETS LESS LIABILITIES - 19.1%					52,225,023
	NET ASSETS - 100.0%					$ 272,873,261

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	MBS - Mortgage Backed Securities
*	Non-Income bearing.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2014.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At March 31, 2014, these securities amounted to $33,158,686 or 12.15% of net assets.

(d)	Variable rate security; the rate shown represents the rate at March 31, 2014.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2014.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,312,199 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$ 5,969,507
				Unrealized Depreciation:		(3,633,468)
				Net Unrealized Appreciation:		$ 2,336,039

	OPEN TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
	Barclays Bank PLC SWAP	$ 25,094,997	LIBOR + 120bps	11/9/2016	Barclays Capital, Inc.	$ 1,674,458

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 218,291,220
At value	$ 220,648,238
Segregated cash at broker	24,850,815
Cash	19,800,463
Receivable for securities sold	5,430,362
Unrealized appreciation on swap contracts	1,674,458
Interest receivable	1,219,805
Receivable for Fund shares sold	138,575
Prepaid expenses and other assets	60,746
TOTAL ASSETS	273,823,462

LIABILITIES
Payable for Fund shares repurchased	494,332
Investment advisory fees payable	320,692
Distribution (12b-1) fees payable	25,216
Fees payable to other affiliates	5,893
Accrued expenses and other liabilities	104,068
TOTAL LIABILITIES	950,201
NET ASSETS	$ 272,873,261

Composition of Net Assets:
Paid in capital	$ 263,565,404
Distribution in excess of net investment income	(64,050)
Accumulated net realized gain from investments	5,340,431
Net unrealized appreciation of investments and swaps	4,031,476
NET ASSETS	$ 272,873,261

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 51,137,656
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,229,582
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 9.78
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.38

Class C Shares (d):
Net Assets	$ 5,530,596
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	570,329
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.70

Class I Shares:
Net Assets	$ 171,994,809
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,557,604
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.80

Class N Shares:
Net Assets	$ 44,210,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,524,813
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.77

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.
(d) A deferred sales charge of up to 1.00% will be applied to shares redeemed within 12 months of purchase.

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Interest (net of foreign withholding tax of $3,205)	$ 4,522,160

EXPENSES
Advisor fees	2,160,830
Distribution (12b-1) fees:
Class A	77,701
Class C	31,281
Class N	61,864
Administrative services fees	106,166
Non 12b-1 shareholder servicing fees	100,246
Printing and postage expenses	62,828
Transfer agent fees	58,240
Professional fees	21,716
Accounting services fees	20,020
Custodian fees	14,162
Registration fees	11,772
Compliance officer fees	8,736
Insurance expense	8,503
Trustees fees and expenses	5,342
Other expenses	7,480
TOTAL EXPENSES	2,756,887
Less: Fees waived by the Advisor	(153,782)
NET EXPENSES	2,603,105

NET INVESTMENT INCOME	1,919,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	5,694,461
Swaps	3,562,943
Net Realized Gain	9,257,404

Net change in unrealized appreciation (depreciation) on:
Investments	4,799,976
Swaps	2,914,575
Net Change in Appreciation (Depreciation)	7,714,551

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,971,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,891,010

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$ 1,919,055	$ 23,291
Net realized gain (loss) on investments	9,257,404	(10,596,613)
Net change in unrealized appreciation (depreciation) on investments	7,714,551	(9,088,632)
Net increase (decrease) in net assets resulting from operations	18,891,010	(19,661,954)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(629,463)	(179,393)
Class C	(42,423)	(615)
Class I	(1,877,756)	(517,540)
Class N	(483,057)	(174,540)
From net realized gains
Class A	-	(134,326)
Class C	-	(7,612)
Class I	-	(213,038)
Class N	-	(168,408)
Total distributions to shareholders	(3,032,699)	(1,395,472)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,982,546	62,038,995
Class C	420,076	6,306,420
Class I	44,610,883	125,324,931
Class N	9,723,724	20,999,568
Net asset value of shares issued in reinvestment of distributions:
Class A	587,651	253,710
Class C	39,870	7,738
Class I	1,680,401	651,523
Class N	194,344	280,555
Redemption fee proceeds:
Class A	3,374	8,581
Class C	384	391
Class I	10,192	13,687
Class N	2,829	8,928
Payments for shares redeemed:
Class A	(32,644,698)	(47,435,558)
Class C	(2,201,920)	(1,369,654)
Class I	(45,485,348)	(48,506,915)
Class N	(25,252,456)	(49,419,300)
Net increase (decrease) from shares of beneficial interest transactions	(42,328,148)	69,163,600

NET INCREASE/DECREASE IN NET ASSETS	(26,469,837)	48,106,174

NET ASSETS
Beginning of Period	299,343,098	251,236,924
End of Period *	$ 272,873,261	$ 299,343,098
*Includes accumulated net investment income (loss) of:	$ (64,050)	$ 1,049,594

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	For the
	Six Months	For the
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
SHARE ACTIVITY
Class A:
Shares Sold	627,474	6,306,642
Shares Reinvested	61,713	26,545
Shares Redeemed	(3,421,963)	(4,927,705)
Net increase (decrease) in shares of beneficial interest outstanding	(2,732,776)	1,405,482

Class C:
Shares Sold	44,075	631,134
Shares Reinvested	4,231	801
Shares Redeemed	(232,807)	(144,697)
Net increase (decrease) in shares of beneficial interest outstanding	(184,501)	487,238

Class I:
Shares Sold	4,648,504	12,819,629
Shares Reinvested	175,818	68,348
Shares Redeemed	(4,738,442)	(5,050,932)
Net increase in shares of beneficial interest outstanding	85,880	7,837,045

Class N:
Shares Sold	1,016,416	2,147,528
Shares Reinvested	20,402	29,054
Shares Redeemed	(2,645,113)	(5,084,200)
Net decrease in shares of beneficial interest outstanding	(1,608,295)	(2,907,618)

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		Six Months Ended
		March 31, 2014		Year Ended		Period Ended
		(Unaudited)		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period		$ 9.25		$ 9.85		$ 10.00

Income (loss) from investment operations:
	Net investment income (loss) (2)	0.06		(0.01)		(0.10)
	Net realized and unrealized gain (loss) on investments	0.56		(0.55)		-
Total from investment operations		0.62		(0.56)		(0.10)

Less distributions from:
	Net investment income	(0.09)		(0.02)		(0.05)	(4)
	Net realized gains	-		(0.02)		-
Total distributions		(0.09)		(0.04)		(0.05)

Redemption fees collected (3)		0.00		0.00		0.00

Net asset value, end of period		$ 9.78		$ 9.25		$ 9.85

Total return (4)		6.76%	(5)	(5.68)%	(6)	(1.04)%	(5,6)

Net assets, at end of period (000s)		$ 51,138		$ 73,686		$ 64,613

Ratios including the expenses and income of AFES Fund Limited:
	Ratio of gross expenses to average net assets (7,8,9)	2.04%		2.45%		3.88%
	Ratio of net expenses to average net assets (8,10)	1.94%		2.38%		3.72%
	Ratio of net investment income to average net assets (8,11)	1.18%		(0.08)		(1.13)%

Portfolio Turnover Rate		86%	(5)	82%		99%	(5)

(1)	The Fund commenced operations on October 31, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	Annualized for periods less than one full year.
(9)	Ratio of gross expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (7,8)	2.04%		2.29%		2.41%
(10)	Ratio of net expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.94%		2.23%		2.25%
(11)	Ratio of net investment income to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.18%		0.06%		0.36%

	See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		Six Months Ended
		March 31, 2014		Year Ended		Period Ended
		(Unaudited)		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period		$ 9.18		$ 9.83		$ 10.13

Income (loss) from investment operations:
	Net investment income (loss) (2)	0.02		(0.08)		(0.12)
	Net realized and unrealized gain (loss) on investments	0.56		(0.55)		(0.18)
Total from investment operations		0.58		(0.63)		(0.30)

Less distributions from:
	Net investment income	(0.06)		0.00	(3)	0.00	(3)
	Net realized gains	-		(0.02)		-
Total distributions		(0.06)		(0.02)		0.00

Redemption fees collected (3)		0.00		0.00		0.00

Net asset value, end of period		$ 9.70		$ 9.18		$ 9.83

Total return (4,5)		6.37%	(5)	(6.42)%	(6)	(2.93)%	(5,6)

Net assets, at end of period (000s)		$ 5,531		$ 6,932		$ 2,630

Ratios including the expenses and income of AFES Fund Limited:
	Ratio of gross expenses to average net assets (7,8,9)	2.80%		3.20%		4.63%
	Ratio of net expenses to average net assets (8,10)	2.69%		3.13%		4.47%
	Ratio of net investment income to average net assets (8,11)	0.44%		(0.83)%		(1.95)%

Portfolio Turnover Rate		86%	(5)	82%		99%	(5)

(1)	Class C Shares commenced operations on February 16, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	Annualized for periods less than one full year.
(9)	Ratio of gross expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (7,8)	2.80%		3.04%		3.16%
(10)	Ratio of net expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	2.69%		2.98%		3.00%
(11)	Ratio of net investment income to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	0.44%		(0.69)%		(0.48)%

	See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended
		March 31, 2014		Year Ended		Period Ended
		(Unaudited)		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period		$ 9.27		$ 9.86		$ 10.00

Income (loss) from investment operations:
	Net investment income (loss) (2)	0.07		0.02		(0.07)
	Net realized and unrealized gain (loss) on investments	0.57		(0.55)		(0.01)
Total from investment operations		0.64		(0.53)		(0.08)

Less distributions from:
	Net investment income	(0.11)		(0.04)		(0.06)
	Net realized gains	-		(0.02)		-
Total distributions		(0.11)		(0.06)		(0.06)

Redemption fees collected (3)		0.00		0.00		0.00

Net asset value, end of period		$ 9.80		$ 9.27		$ 9.86

Total return (4)		6.89%	(5)	(5.44)%	(6)	(0.77)%	(5,6)

Net assets, at end of period (000s)		$ 171,995		$ 162,008		$ 94,992

Ratios including the expenses and income of AFES Fund Limited:
	Ratio of gross expenses to average net assets (7,8,9)	1.80%		2.20%		3.63%
	Ratio of net expenses to average net assets (8,10)	1.69%		2.13%		3.47%
	Ratio of net investment income to average net assets (8,11)	1.46%		0.17%		(0.79)%

Portfolio Turnover Rate		86%	(5)	82%		99%	(5)

(1)	The Fund commenced operations on October 31, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	Annualized for periods less than one full year.
(9)	Ratio of gross expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (7,8)	1.80%		2.04%		2.16%
(10)	Ratio of net expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.69%		1.98%		2.00%
(11)	Ratio of net investment income to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.46%		0.31%		0.68%

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class N
		Six Months Ended
		March 31, 2014		Year Ended		Period Ended
		(Unaudited)		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period		$ 9.25		$ 9.84		$ 10.00

Income (loss) from investment operations:
	Net investment income (loss) (2)	0.06		(0.01)		(0.11)
	Net realized and unrealized gain (loss) on investments	0.55		(0.54)		-
Total from investment operations		0.61		(0.55)		(0.11)

Less distributions from:
	Net investment income	(0.09)		(0.02)		(0.05)
	Net realized gains	-		(0.02)		-
Total distributions		(0.09)		(0.04)		(0.05)

Redemption fees collected (3)		0.00		0.00		0.00

Net asset value, end of period		$ 9.77		$ 9.25		$ 9.84

Total return (4)		6.65%	(5)	(5.58)%	(6)	(1.15)%	(5,6)

Net assets, at end of period (000s)		$ 44,210		$ 56,717		$ 89,002

Ratios including the expenses and income of AFES Fund Limited:
	Ratio of gross expenses to average net assets (7,8,9)	2.05%		2.45%		3.88%
	Ratio of net expenses to average net assets (8,10)	1.94%		2.38%		3.72%
	Ratio of net investment income to average net assets (8,11)	1.19%		(0.08)%		(1.22)%

Portfolio Turnover Rate		86%	(5)	82%		99%	(5)

(1)	The Fund commenced operations on October 31, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	Annualized for periods less than one full year.
(9)	Ratio of gross expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (7,8)	2.05%		2.29%		2.41%
(10)	Ratio of net expenses to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.94%		2.23%		2.25%
(11)	Ratio of net investment income to average net assets
	excluding the expenses and income of AFES Fund Limited (8)	1.19%		0.06%		0.25%

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund’s investment objective is to seek long term capital appreciation.

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and N shares of the Fund are offered at their NAV without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1% to shares redeemed within 18 months of purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary, in which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES is as follows:

	Inception Date of AFES	AFES Net Assets at March 31, 2014	% of Fund Net Assets at March 31, 2014
AFES	10/31/2011	$ 60,261,024	22.1%

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options and Futures shall be valued at the close price at 4 pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”). FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at March 31, 2014, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at March 31, 2014 are a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Unaffiliated Trading Companies	$ -	$ 12,939,099	$ -	$ 12,939,099
Structured Note	-	13,774,277	-	13,774,277
Bonds and Notes	-	190,183,786	-	190,183,786
Short-Term Investments	-	3,751,076	-	3,751,076
Total Investments	$ -	$ 220,648,238	$ -	$ 220,648,238
Derivatives
Swaps	$ -	$ 1,674,458	$ -	$ 1,674,458
Total Assets	$ -	$ 222,322,696	$ -	$ 222,322,696

* Refer to the Consolidated Portfolio of Investments for security classification.

The Fund did not hold any Level 1 or Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2012 and 2013 or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES is an exempted Cayman investment company. AFES has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES is a CFC and as such is not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund.  Expenses, which are not readily identifiable to the Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $78,356,811 and $55,631,967, respectively. For the six months ended March 31, 2014, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $135,101,246 and $125,365,368, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk:  the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Fund invests in derivative instruments issued for the Fund by Barclays Bank PLC (“Barclays”), a Barclays Product (“Product”). If Barclays becomes insolvent, Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2014:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Unrealized appreciation on Swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

Assets Derivative Investment Value
	Interest Rate contracts	Total Value at March 31, 2014
Swaps	$ 1,674,458	$ 1,674,458

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2014:

Derivative Investment type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/	Net realized gain (loss) from Swaps
Interest rate contracts	Net change in unrealized appreciation (depreciation) on Swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2014:

Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2014
Swaps	$ -	$ -	$ -	$ 3,562,943	$ 3,562,943

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2014
Swaps	$ -	$ -	$ -	$ 2,914,575	$ 2,914,575

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts.  During the six months ended March 31, 2014, the Fund was not subject to any master netting arrangements.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor. The Advisor delegates managements of the Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion,  1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund. During the six months ended March 31, 2014, the Advisor received $2,160,830 in advisory fees.

Pursuant to a written agreement (the “Waiver Agreement”) the advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2015, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads, interest, brokerage fees and commissions, swap and structured note fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively (the “expense limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2015	$198,844
2016	$197,198
2017	$153,782
$549,824

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

(the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2014, pursuant to the Plans, Class A, Class C and Class N shares paid $77,701, $31,281 and $61,864, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2014, the Distributor received $14,409  and $4,788 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $1,973, and $631 was retained by the principal underwriter or other affiliated broker-dealers.

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Fund is part of a series of Altegris Mutual Funds (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi Strategy Alternative Fund and Altegris AACA/Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the Family pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended March 31, 2014, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $3,374, $384 $10,192 and $2,829, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

Fiscal Year Ended
September 30, 2013
Ordinary Income	$ 1,395,472
Long-Term Capital Gain	-
$ 1,395,472

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2014

As of September 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October		Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Other Book/	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Tax Differences	(Depreciation)	Earnings/(Deficits)
$ 1,344,009	$ -	$ (64,328)	$ (3,610,393)	$ -	$ (4,219,743)	$ (6,550,455)

The differences between book basis and tax basis unrealized depreciation, net accumulated realized loss and accumulated net investment loss are primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such short term capital losses of $3,289,403 and long term capital losses of $313,947.

At September 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 64,328	$ -	$ 64,328

Permanent book and tax differences, primarily attributable to book/tax treatment of paydown, gains, losses and adjustments related to controlled subsidiary losses, resulted in reclassification for the period ended September 30, 2013 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (18,844,288)	$ 3,227,629	$ 15,616,659

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Altegris Futures Evolution Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning October 1, 2013 and ending March 31, 2014.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Futures Evolution Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		10/1/2013	3/31/2014	10/1/13 – 3/31/14
Class A	1.94%	$1,000.00	$1,067.60	$10.00
Class C	2.69%	$1,000.00	$1,063.70	$13.84
Class I	1.69%	$1,000.00	$1,068.90	$8.72
Class N	1.94%	$1,000.00	$1,066.50	$10.00
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		10/1/2013	3/31/2014	10/1/13 – 3/31/13
Class A	1.94%	$1,000.00	$1,015.26	$9.75
Class C	2.69%	$1,000.00	$1,011.52	$13.49
Class I	1.69%	$1,000.00	$1,016.50	$8.50
Class N	1.94%	$1,000.00	$1,015.26	$9.75

*     Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

Altegris Futures Evolution Strategy Fund (Adviser – Altegris Advisors, LLC)*

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”)of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to Altegris Futures Evolution Strategy Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience.  The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Fund.  The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers.  A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers.  The Trustees noted that Altegris manages a robust marketing and distribution plan for the Fund that includes marketing the Fund to Altegris’ affiliated broker-dealers, independent broker-dealers, and making the Fund available for sale on approximately 20 mutual fund “supermarket” platforms.  During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue.  The Trustees remarked that they and the Trust’s chief compliance officer (“CCO”) have had a good working relationship with Altegris personnel since the commencement of the Altegris/Trust relationship.  The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’ compliance team had developed a strong infrastructure for monitoring overall compliance.  The Trust’s CCO noted that Altegris’ current CCO is also its general counsel.  The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO.  With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to.  The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm.  Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to.  Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Board and shareholders with high quality services for the Fund.

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2014

Performance.  The Trustees reviewed the Fund’s performance since its October 30, 2011 inception and noted that it had outperformed its peer group average by a reasonable amount with positive returns of 0.94% as compared to -1.90% for the peer group during the same period.  They further noted that the Fund had substantially outperformed the Morningstar Managed Futures Category (-7.02%) since inception and over the last one year with Fund returns of 2.85% versus the Morningstar category returns of -6.87%.  They discussed their the difficulties the futures market had experienced during the last year and the contribution that the overall market may have had to the Fund’s overall performance.  The Trustees concluded that the Fund’s performance since inception is strong and although it had underperformed its peer group during the last one year, its strong performance since inception is a more important factor because it demonstrates Altegris’ ability to respond to and perform in the market over a longer period of time.

Fees and Expenses.  The Trustees noted that Altegris proposed to continue charging an annual advisory fee of 1.75% as compared to the peer group average of 1.56% and Morningstar category average of 1.24%.  They considered that although the proposed fee is higher than the averages, it is within the range of fees charged by peer group funds (1.40% - 1.80%) and within the range of fees charged by funds in the Morningstar category (0.59% - 2.99%).  The Trustees also referred to their discussions related to the advisory agreement at the August 2011 meeting of the Board and noted the approved breakpoints in place that take the fee to as low as 1.15% at the highest breakpoint.  After discussion, the Trustees concluded that the Fund’s advisory fee was acceptable.

Economies of Scale.  The Trustees considered whether economies of scale will be reached with respect to the management of the Fund.  The Trustees considered the expense limitation agreement in place for the Fund, and the proposed breakpoints included in the Advisory Agreement. After discussion, the Board’s consensus was that in consideration of the expense limitation agreement, the proposed breakpoints continue to be appropriate, and the shareholders will benefit appropriately from the economies of scale.

Profitability.  The Trustees considered the anticipated profits Altegris would realize in connection with managing the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund. The Trustees noted that Altegris profits related to managing this Fund were in line with Board expectations.  They further considered that Altegris continues to waive fees with respect to its management of the Fund because its expense limitation is low, relative to its management fee.  They noted Altegris allocates substantial time, resources and working capital to the ongoing operations and management of the Fund, and agreed with the Adviser’s assessment that the net profitability is reasonable because its fees are in line with the fees charged by its peers, and based on the level of commitment and business risk Altegris assumes.

Conclusion.  Having requested and received such information from Altegris as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Futures Evolution Strategy Fund.

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2014

Altegris Futures Evolution Strategy Fund (Sub-Adviser – DoubleLine Capital LP)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and DoubleLine Capital LP (“DoubleLine”), with respect to the Fund.  In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees took into consideration that DoubleLine has over $56 billion in assets under management, and provides investment advisory and sub-advisory services in Fixed Income, Emerging Markets, U.S. Equities, and Multi- Asset Growth, through mutual funds, closed-end funds, separately managed accounts, and pooled vehicles, with the goal of providing a better risk adjusted return.  The Trustees reviewed the organization and the background of the key investment personnel noting each has years of experience in portfolio management and a robust corporate infrastructure that has the resources to provide research, trading, client service, marketing, compliance and legal support.  They considered DoubleLine has been tasked with executing the Fund’s Core Fixed Income strategy where it utilizes its research to select securities and determine sector weightings in construction of the portfolio for Altegris.  The Trustees noted the benefits of DoubleLine’s provision of its proprietary webcasts, weekly macroeconomic color, monthly & quarterly commentary and one off commentary pieces by portfolio managers.  With respect to compliance, the Trustees noted that DoubleLine’s compliance department establishes investment guidelines and restrictions along with pre-trade testing and post-trade reviews. The Trustees concluded that DoubleLine has a robust infrastructure with highly experienced personnel along with sufficient resources capable of delivering a high quality level of service to the Fund and shareholders.

Performance.  The Trustees reviewed DoubleLine’s performance as sub-adviser to the Fund noting that it outperformed the benchmark on both an annualized basis and since inception, and noted that the performance returns had nearly doubled the returns of its benchmark over the last 1 year.  The Trustees remarked that DoubleLine has done a good job overall, performance has been excellent and the portfolio manager’s track record is impressive in the bond sector.  The Trustees concluded that DoubleLine has the ability to continue to provide positive returns for the Fund and its shareholders.

Fees and Expenses.  The Trustees discussed the fee structure for the sub-advisory agreement and noted the blended nature of the fee with an incremental increase in fees as assets grow.  The Trustees noted DoubleLine is currently managing approximately $227 million of the Fund, which earns a fee starting at

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2014

0.25%, with breakpoints that increase the fee on assets up to $750 million, and then breakpoints that decrease the fee on assets above $750 million. Under this structure DoubleLine is, in effect, sharing in the expense cap and costs associated with growing the Fund, and the Trustees considered this as a positive.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an Advisory Agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  However, they agreed that the breakpoints negotiated by Altegris appeared reasonable.

Profitability.  The Trustees considered the anticipated profits to be realized by DoubleLine in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that, based on the information provided by DoubleLine, it is apparent that DoubleLine is giving concessions with respect to profitability relative to the private funds they manage.  They further noted that the percentage of profit earned is not the only factor to be considered, and that given the access to the high quality portfolio managers at DoubleLine, its reputation and strong performance, the profits are not unreasonable.

Conclusion. Having requested and received such information from DoubleLine as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Altegris Futures Evolution Strategy Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

SUB-ADVISOR

Doubleline Capital LP

333 South Grand Ave. Suite 1800

Los Angeles, CA 90071

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/14